CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fdic Insured Limit	$ 250,000	$ 250,000
Total revenue percentage		10.00%	10.00%
Description of concentration of credit risk		Overall, the company decreased its accounts receivable ending balance approximately (34%) in 2022 from year-end 2021, compared to an over 61% growth in sales for 2022
FDIC insured limit		$ 250,000
Customers [Member]
Percentage of accounts receivable		31.00%
Customers Two [Member]
Percentage of accounts receivable		12.00%	11.00%
No Customers [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage	10.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	59.00%
One Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		31.00%